Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
16.	SUBSEQUENT EVENTS

Issuance of Restricted Stock Awards

On April 10, 2020, the board of directors of Verb Technology Company, Inc., a Nevada corporation (the “Company”), approved management’s COVID-19 Full Employment and Cash Preservation Plan (the “Plan”), pursuant to which all directors and senior level management would reduce their cash compensation by 25%, and all other employees and consultants would reduce their cash compensation by 20% (the “Cash Reduction Amount”) for a period of three months from April 16, 2020 through July 15, 2020 for one category of plan participants, and April 26, 2020 through July 18, 2020 for the other category of participants. The Plan was designed to promote the continued growth of the Company and avoid the lay-offs and staff cut-backs experienced by many companies affected by the COVID-19 economic crisis. The Cash Reduction Amount is to be paid in shares of the Company’s common stock (the “Shares”) through an allocation of shares from the Company’s 2019 Omnibus Incentive Plan (the “Omnibus Incentive Plan”) and granted pursuant to stock award agreements entered into effective as of April 10, 2020 (the “Grant Date”) between the Company and each of the Company’s directors, executive officers, employees, and consultants. The stock award agreements provide that the Shares will vest on July 18, 2020 (the “Vesting Date”) as long as the recipient remains in continuous service to the Company during the time from the Grant Date through the Vesting Date. The Shares were valued at $1.198 per share in accordance with the provisions of the Omnibus Incentive Plan, which provides that the value shall be determined based on the volume weighted average price of the Company’s common stock during a period of up to the 30-trading days prior to the Grant Date. Total Common Stock granted as part of the Cash Preservation Plan on April 10, 2020 was 589,099 with a fair value of $866,000. The shares were valued based on the market value of the Company’s stock price on the grant date and will be amortized over the life of the agreements and recorded as stock compensation expense. As of the date of this report the restricted shares have not been issued to the respective employees.

Issuance of Common Stock

Subsequent to March 31, 2020, the Company issued 463,641 shares of Common Stock to vendors for services rendered with a fair value of $585,427. These shares of Common Stock were valued based on the market value of the Company’s stock price at the issuance date or the date the Company entered into the agreement related to the issuance.

Subsequent to March 31, 2020, as part of the Company’ private placement offering, subscribed shares of 845,000 shares of common stock were issued in April and May 2020 upon receipt of cash proceeds of $1,014,000 (see Note 11).

Grant of Stock Options

Subsequent to March 31, 2020, the Company granted stock options to an employee to purchase a total of 160,750 shares of Common Stock for services rendered. The options have an average exercise price of $1.37 per share, expire in five years, and vest over a period of four years from grant date. The total fair value of these options at the grant date was $217,000 using the Black-Scholes option pricing model.

Paycheck Protection Program

On April 17, 2020, the Company received loan proceeds in the amount of $1,218,000 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after the earlier of (i) 24 weeks after the loan disbursement date and (ii) December 31, 2020 as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels.

The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months. The Company intends to use the proceeds for purposes consistent with the PPP. While the Company currently believes that its use of the loan proceeds will meet the conditions for forgiveness of the loan, we cannot assure you that we will not take actions that could cause the Company to be ineligible for forgiveness of the loan, in whole or in part.

Economic Injury Disaster Loan

On May 15, 2020, the Company executed an unsecured loan with the U.S. Small Business Administration under the Economic Injury Disaster Loan program in the amount of $150,000. The loan is unsecured and payable over 30 years at an interest rate of 3.75%. Installment payments, including principal and interest, will begin on May 15, 2021.

Non-Digital Products and Services

Historically, we have also provided certain non-digital services to some of our enterprise clients such as printing and fulfillment services. We designed and printed welcome kits and starter kits for their marketing needs and provided fulfillment services, which consisted of managing the preparation, handling and shipping of our client’s custom-branded merchandise they use for marketing purposes at conferences and other events. We also managed the fulfillment of our clients’ product sample packs that verbCRM users order through the app for automated delivery and tracking to their customers and prospects.

On May 20, 2020, we executed a contract with Range Printing, a company in the business of providing enterprise class printing, sample assembly, warehousing, packaging, shipping, and fulfillment services. Pursuant to the contract, through an automated process we have established for this purpose, Range will receive orders for samples and merchandise from us as and when we receive them from our clients and users, and print, assemble, store, package and ship such samples and merchandise on our behalf. The Range contract provides for a revenue share arrangement based upon the specific services that is designed to maintain our relationship with our clients by continuing to service their non-digital needs, while eliminating the labor and overhead costs associated with the provision of such services by us. The transition to Range Printing is in progress.

19.	SUBSEQUENT EVENTS

Private Placement

On February 5, 2020, the Company initiated a private placement, which is for the sale and issuance of up to five million shares of its Common Stock at a per-share price of $1.20, which amount represents a 20% discount to the $1.50 closing price of the Company’s Common Stock on that day, and is memorialized by a subscription agreement.

As a result of this private placement, from February 25 through March 31, 2020, a total of 4,237,833 shares of Common Stock were subscribed. Total subscribed shares of 3,392,833 shares of Common Stock were issued with net cash proceeds of $3,430,000 after direct costs received as of March 31, 2020. The remaining subscribed shares of 845,000 shares of Common Stock were issued in April and May 2020 upon receipt of cash proceeds of $1,014,000.

The Company’s private placement is exempt from the registration requirements of Section 5 of the Securities Act, in reliance on Section 4(a)(2) thereof and/or Rule 506 of Regulation D and Regulation S thereunder, each as promulgated by the SEC. The Company’s private placement was managed by the Company; however, in connection with the closings, the Company paid a non-U.S. based consultant (i) as a cash fee, an aggregate amount of $499,000 (or 10% of the gross proceeds of the closings), (ii) as a non-accountable expense allowance, an aggregate of $100,000 (or 2% of the gross proceeds of the closings), (iii) five-year warrants, exercisable for an aggregate of up to 416,199 shares of the Company’s Common stock at a cash-only exercise price of $1.92 per share, and (iv) 100,000 shares of the Company’s Common Stock. The Company made the above-referenced payments only in respect of that portion of the gross proceeds from the closings for investors introduced to the Company by the consultant. In addition, the Company also incurred various expenses totaling $42,000 that are directly related to this private placement.

In preparation for this private placement offering, the Company separately negotiated with certain Series A stockholders to waive their rights in order not to ratchet down the conversion price of their Series A preferred shares (see Note 10). In return for the waiver, the Company granted these Series A stockholders warrants to purchase 2,303,861 shares of Common Stock. The warrants are exercisable in August 2020, expire in 5 years and are exercisable at $1.20 per share, as adjusted. The exercise price is subject to certain customary adjustments, including subsequent equity sales and rights offerings. In addition, the warrants also included a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder. As a result of this fundamental transaction provision, the warrants will be accounted as derivative liability with a fair value upon issuance of $3,951,000 upon issuance. The Company will account the fair value of $3,951,000 as a deemed dividend since if the down round provision of the Series A preferred shares had occurred, it would have been accounted as a deemed dividend due to it providing additional value to the Series A stockholders.

Issuance of Restricted Stock Awards

On April 10, 2020, the board of directors of Verb Technology Company, Inc., a Nevada corporation (the “Company”), approved management’s COVID-19 Full Employment and Cash Preservation Plan (the “Plan”), pursuant to which all directors and senior level management would reduce their cash compensation by 25%, and all other employees and consultants would reduce their cash compensation by 20% (the “Cash Reduction Amount”) for a period of three months from April 16, 2020 through July 15, 2020 for one category of plan participants, and April 26, 2020 through July 18, 2020 for the other category of participants. The Plan was designed to promote the continued growth of the Company and avoid the lay-offs and staff cut-backs experienced by many companies affected by the COVID-19 economic crisis. The Cash Reduction Amount is to be paid in shares of the Company’s common stock (the “Shares”) through an allocation of shares from the Company’s 2019 Omnibus Incentive Plan (the “Omnibus Incentive Plan”) and granted pursuant to stock award agreements entered into effective as of April 10, 2020 (the “Grant Date”) between the Company and each of the Company’s directors, executive officers, employees, and consultants. The stock award agreements provide that the Shares will vest on July 18, 2020 (the “Vesting Date”) as long as the recipient remains in continuous service to the Company during the time from the Grant Date through the Vesting Date. The Shares were valued at $1.198 per share in accordance with the provisions of the Omnibus Incentive Plan, which provides that the value shall be determined based on the volume weighted average price of the Company’s common stock during a period of up to the 30-trading days prior to the Grant Date. Total Common Stock granted as part of the Cash Preservation Plan on April 10, 2020 was 589,099 with a fair value of $866,000. The shares were valued based on the market value of the Company’s stock price on the grant date and will be amortized over the life of the agreements and recorded as stock compensation expense. As of the date of this report the restricted shares have not been issued to the respective employees.

Issuances of Common Stock

Subsequent to December 31, 2019, the Company issued 407,633 shares of Common Stock to vendors for services rendered with a fair value of $444,000. These shares of Common Stock were valued based on the market value of the Company’s stock price at the issuance date or the date the Company entered into the agreement related to the issuance.

Subsequent to December 31, 2019, the Company issued 11,025 shares of Common Stock to an employee associated with the vesting of a Restricted Stock Award.

Subsequent to December 31, 2019, the Company issued 741,933 shares of Common Stock upon conversion of 1,150 Series A Preferred shares.

Grant of Stock Options

Subsequent to December 31, 2019, the Company granted stock options to employees and consultants to purchase a total of 323,887 stock options for services to be rendered. The options have an average exercise price of $1.38 per share, expire in five years, and vest over a period of four years from grant date. The total fair value of these options at the grant date was $437,000 using the Black-Scholes option pricing model.

Paycheck Protection Program

On April 17, 2020, the Company received loan proceeds in the amount of approximately $1,218,000 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period.